Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of goodwill
Goodwill
Balance, January 1, 2019	$-
Additions	1,271,718
Balance, December 31, 2019	1,271,718
Additions	389,281
Balance, March 31, 2020	$1,660,999

Schedule of intangible assets
	Cost Basis	Accumulated Amortization	Net at 3/31/2020	Estimated Life
Trade Names/Trademarks	$4,440,962	$(165,967)	$4,274,995	10
IP/Trade Secrets	3,053,060	(313,686)	2,739,374	5
License	1,064,684	(51,193)	1,013,491	15
Proprietary Software/Technology	4,189,000	(54,105)	4,134,895	7
Non-Compete Agreements	536,009	(116,935)	419,074	2
Customer Relations	211,000	(17,479)	193,521	7
Total Intangible Assets	$13,494,715	(719,365)	$12,775,350

	Cost Basis	Accumulated Amortization	Net at 12/31/2019	Estimated Life
Trade Names/Trademarks	$1,918,962	$(95,324)	$1,823,638	10
IP/Trade Secrets	1,978,060	(195,616)	1,782,444	5
License	678,684	(22,463)	656,221	15
Proprietary Software/Technology	289,009	(69,742)	219,267	7
Customer Relations	152,000	(11,303)	140,697	7
Total Intangible Assets	$5,016,715	$(394,448)	$4,622,267

	Value	Estimated Life
Trade Names / Trademarks	$1,823,638	10
IP/Trade Secrets	1,782,444	5
License	656,221	15
Non-Compete Agreements	219,267	2
Customer Relations	140,697	7
Total Intangible Assets	$4,622,267

Schedule of future amortization expense intangible assets
2020 (remainder)	$1,251,254
2021	2,119,392
2022	1,814,416
2023	1,728,525
2024	1,535,478
2025 and after	4,326,285
Total	$12,775,350

Schedule of Cost of Sales

Cost of Sales Type	Three months ended March 31, 2020	Three months ended March 31, 2019
Cost of Sales – Product Costs	$1,111,539	-
Cost of Sales – Fulfilment Costs and Other	592,848	-
Total	$1,704,387	-

Schedule of fair value measurement within fair value hierarchy

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative liabilities	$(558,160)	$-	$-	$(558,160)	$(558,160)

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative liabilities	$(306,762)	$-	$-	$(306,762)	$(306,762)

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative liabilities	$(306,762)	$-	$-	$(306,762)	$(306,762)

Schedule of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

Fair Value Measurement Using Level 3
Inputs Total
Balance, January 1, 2019	$-
Debt Discount	305,424
Change in fair value of derivative liabilities	(1,338)
Balance, December 31, 2019	306,762
Extinguishment	(311,360)
Debt Discount	528,603
Change in fair value of derivative liabilities	34,155
Balance, March 31, 2020	$558,160

For the Year Ended
December 31, 2019
Balance, December 31, 2018	$-
Initial recognition of conversion feature	-
Debt Discount	305,424
Change in fair value of derivative liabilities	(1,338)
Balance, December 31, 2019	$306,762

Schedule of Black-Scholes option model
	March 31, 2020	December 31, 2019
Exercise price	$0.50	$0.50
Risk free interest rate	0.88-1.12%	1.52-1.81%
Dividend yield	0.00%	0.00%
Expected volatility	97-119%	93-109%
Contractual term	0.88-1.19 Years	0.91-1.37
Estimated fair value of stock on grant date	$0.50	$0.50

December 31, 2019
Exercise price	$0.50
Risk free interest rate	1.52-1.81%
Dividend yield	0.00%
Expected volatility	93-109%
Contractual term	0.91-1.37 Years

Schedule disaggregation of revenue

Revenue Type	Revenue for the three months ended March 31, 2020	Revenue for the three months ended March 31, 2019
Delivery Income	$27,043	15,370
Dispensary Cost Reimbursements	(7,528)	(34,787)
Delivery Income, net	19,515	(19,417)
Product Sales	2,175,933	-
Total	$2,195,448	(19,417)

Revenue Type	Revenue for the year ended December 31, 2019	Revenue for the year ended December 31, 2018
Delivery Income	$139,323	43,468
Dispensary Cost Reimbursements	(126,093)	(114,574)
Delivery Income, net	13,230	(71,106)
Product Sales	2,498,164	-
Commission Income	821	6,072
Excise Tax and Regulatory and Compliance fees	310,360	-
Total	$2,822,575	(65,034)

Schedule lease cost
	Three Months Ended March 31, 2020	Three Months Ended March 31, 2019
Components of total lease costs:
Operating lease expense	$40,375	$44,060
Total lease costs	$40,375	$44,060

Year Ended December 31, 2019
Components of total lease costs:
Operating lease expense	$280,375
Total lease costs	$280,375

Schedule lease positions

	March 31, 2020	December 31, 2019
Assets
Right of use asset	$657,549	$115,859
Total assets	$657,549	$115,859

Liabilities
Operating lease liabilities – short term	$295,639	$40,217
Operating lease liabilities – long term	362,532	76,264
Total lease liability	$658,171	$116,481

Weighted average remaining lease term (in years) – operating lease	3.58
Weighted average discount rate – operating lease	10.91%

	Three Months Ended March 31, 2020	Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
ROU amortization	$40,375	$11,274
Cash paydowns of operating liability	$(40,375)	$(7,075)
Supplemental non-cash amounts of lease liabilities arising from obtaining
ROU asset	$(657,549)	$(261,969)
Lease Liability	$658,171	$266,869

December 31, 2019
Assets
Right of use asset	$115,859
Total assets	$115,859

Liabilities
Operating lease liabilities – short term	$40,217
Operating lease liabilities – long term	76,264
Total lease liability	$116,481

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating lease	3.58
Weighted average discount rate – operating lease	10.91%

Cash Flows

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
ROU amortization	$271,651
Cash paydowns of operating liability	$(276,551)
Supplemental non-cash amounts of lease liabilities arising from obtaining
ROU assets	$(387,510)
Lease Liability	$393,032

Schedule future minimum lease payments
2020 (remainder)	$217,557
2021	250,543
2022	231,678
2023	39,178
Total future minimum lease payments	738,956
Less: Lease imputed interest	80,785
Total	$658,171

2020	$230,076
2021	230,543
2022	231,678
2023	39,178
Total future minimum lease payments	731,475
Lease imputed interest	145,594
Total	$585,881